Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenue	$ 62,266,387	$ 50,471,524
Commissions and voyage expenses	(27,250,124)	(19,522,819)
Vessel operating expenses	(16,838,288)	(17,267,459)
Depreciation	(8,230,492)	(8,661,475)
Amortization of deferred drydock expenditure	(1,138,763)	(832,644)
General and administrative expenses
Corporate	(3,583,173)	(2,936,449)
Commercial and chartering	(1,056,621)	(809,993)
Loss on sale of vessel	(6,569,763)	0
Interest expense and finance costs	(6,957,660)	(5,701,991)
Interest income	238,338	114,765
Loss before taxes	(9,120,159)	(5,146,541)
Income tax	(33,620)	(26,080)
Net loss	$ (9,153,779)	$ (5,172,621)
Net loss per share, basic and diluted	$ (0.28)	$ (0.16)
Weighted average number of shares outstanding, basic and diluted	33,097,831	32,445,415